CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2021		138,982,872
Beginning balance at Dec. 31, 2021	$ 1,761,363	$ 14	$ 954,431	$ 797,970	$ 8,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution paid to Former Parent	(83,450)			(83,450)
Intercompany note to Former Parent (Note 11)	(50,136)			(50,136)
Share-based compensation	5,509		5,509
Recharge from Former Parent for share-based compensation	(18,734)		(18,734)
Other comprehensive (loss) income, net of tax	(18,617)				(18,617)
Net income	232,354			232,354
Ending balance (in shares) at Dec. 31, 2022		138,982,872
Ending balance at Dec. 31, 2022	1,828,289	$ 14	941,206	896,738	(9,669)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution paid to Former Parent	(443,318)			(443,318)
Share-based compensation	46,966		46,966
Recharge from Former Parent for share-based compensation	(3,165)		(3,165)
Sale of SharkNinja Co, Ltd. to Former Parent	(3,295)		(3,295)
Vesting of restricted stock units, net of shares withheld for taxes (in shares)		100,497
Vesting of restricted stock units, net of shares withheld for taxes	(4,322)		(4,322)
Cash dividends declared	(150,179)			(150,179)
Shareholder-funded executive bonuses	32,200		32,200
Other comprehensive (loss) income, net of tax	8,639				8,639
Net income	$ 167,078			167,078
Ending balance (in shares) at Dec. 31, 2023	139,083,369	139,083,369
Ending balance at Dec. 31, 2023	$ 1,478,893	$ 14	1,009,590	470,319	(1,030)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	84,531		84,531
Vesting of restricted stock units, net of shares withheld for taxes (in shares)		1,129,203
Vesting of restricted stock units, net of shares withheld for taxes	(61,395)		(61,395)
Shares issued under employee stock purchase plan (in shares)		134,864
Shares issued under employee stock purchase plan	5,487		5,487
Other comprehensive (loss) income, net of tax	(10,249)				(10,249)
Net income	$ 438,705			438,705
Ending balance (in shares) at Dec. 31, 2024	140,347,436	140,347,436
Ending balance at Dec. 31, 2024	$ 1,935,972	$ 14	$ 1,038,213	$ 909,024	$ (11,279)